EVENTS AFTER THE REPORTING PERIOD (Details) $ / shares in Units, ₴ in Millions, $ in Millions								12 Months Ended
	Mar. 13, 2018 $ / shares	Feb. 22, 2018 $ / shares	Feb. 13, 2018 USD ($) item	Sep. 06, 2017 $ / shares	Apr. 12, 2017 $ / shares	Dec. 07, 2016 $ / shares	Dec. 07, 2015 $ / shares	Dec. 31, 2017 item	Mar. 06, 2018 UAH (₴) item	Mar. 06, 2018 USD ($) item	Jan. 31, 2018 UAH (₴) item	Jan. 31, 2018 USD ($) item
Disclosure of non-adjusting events after reporting period
Dividend (per share) | $ / shares				$ 0.11	$ 0.195	$ 0.035	$ 0.035
Maximum
Disclosure of non-adjusting events after reporting period
Tax rate withholdings on dividend paid to company's ADS depositary (in percent)								15.00%
Dividend Approval by Supervisory Board
Disclosure of non-adjusting events after reporting period
Final dividend declared per share | $ / shares		$ 0.17
Aggregate dividend declared per share | $ / shares		$ 28
Tax rate withholdings on dividend paid to company's ADS depositary (in percent)	15.00%
Dividend (per share) | $ / shares	$ 0.17
JSC "Kyivstar" | Licenses to provide nationwide 4G/LTE services
Disclosure of non-adjusting events after reporting period
Number of 4G/LTE licenses secured											1	1
Total licenses											3	3
Frequency bands (in MHz)											2,600	2,600
License fee											₴ 900	$ 32.0
JSC "Kyivstar" | Acquisition of additional spectrum and 4G/LTE License
Disclosure of non-adjusting events after reporting period
Frequency bands (in MHz)									1,800	1,800
25 MHz paired spectrum cost									₴ 1,325	$ 47.0
Two lots of 5 MHz paired spectrum cost									₴ 1,512	$ 54.0
Banglalink Digital Communications Limited | Acquisition of additional spectrum and 4G/LTE License
Disclosure of non-adjusting events after reporting period
Spectrum cost | $			$ 308.6
Percentage of upfront payment			60.00%
Upfront payment term			30 days
Percentage of remaining payment			40.00%
Remaining payment term			4 years
Amount payable to convert into technology neutral spectrum | $			$ 35.0
License fee | $			$ 1.2
Banglalink Digital Communications Limited | Acquisition of additional spectrum and 4G/LTE License | Minimum
Disclosure of non-adjusting events after reporting period
Frequency bands (in MHz)			1,800					900
Banglalink Digital Communications Limited | Acquisition of additional spectrum and 4G/LTE License | Maximum
Disclosure of non-adjusting events after reporting period
Frequency bands (in MHz)			2,100					1,800